SCHEDULE OF FUTURE ESTIMATED MINIMUM LEASE PAYMENTS BY YEAR AND IN AGGREGATE (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Revolving Loan And Promissory Note- Related Party
2025	$ 56,533
2026	56,533
2027	56,533
2028	37,689
TOTAL	$ 207,288